LETTER FROM THE FUNDS' MANAGEMENT                                             1




Dear Shareholder:

We are pleased to provide you with the Annual Report of the Pilot Money Market Funds for the year ended August 31, 1996.

     The Funds delivered strong performance relative to their benchmarks, even as both taxable and tax-exempt short-term fixed income markets experienced some turbulence after the start of 1996. We believe the Funds are well positioned to take advantage of the continuing improvement in the economy, as well as any resulting changes the Federal Reserve may make to interest rates.

     The Pilot Funds are pleased to announce the introduction of two new portfolios which will be available for investment this October*. The Pilot Growth Equity Fund is designed to provide investors with long-term capital growth by investing in companies expected to sustain superior profitability, strong competitive advantages, and the potential for above-average appreciation over time. The Pilot Diversified Bond Income Fund will seek to provide investors with total return, emphasizing current income and preservation of capital by investing primarily in debt securities. The Fund's average weighted maturity will be between five and fifteen years. We believe these two new portfolios will provide shareholders and new investors with even greater opportunities for professional management and investment diversification within The Pilot Family of Funds.

     It was announced on August 30, 1996 that Boatmen's Bancshares, Inc., of which The Pilot Funds' investment advisor, Boatmen's Trust Company is a subsidiary, will be acquired by Nationsbank Corporation, N.A. of Charlotte, NC. The combined Nations/Boatmen's organizations will continue to provide the same superior investment management expertise to The Pilot Funds that shareholders have come to expect.

     Thank you for choosing The Pilot Funds to help meet your investment goals. Should you have any questions or wish to learn more about any of the Funds, please call your local Boatmen's representative or The Pilot Funds at 1-800-71-PILOT (717-4568).

Sincerely,

David F. Toth
SENIOR VICE PRESIDENT
Boatmen's Trust Company

-------------------------------------------------------------------------------
* The Funds are effective and registered with the SEC. They will not be available for sale, by decision of the Distributor, until October, 1996.

THE FUNDS ARE ADVISED BY BOATMEN'S TRUST COMPANY, A NON-BANK SUBSIDIARY OF BOATMEN'S BANCSHARES, INC., AND ARE DISTRIBUTED BY PILOT FUNDS DISTRIBUTORS, INC., WHICH IS NOT AFFILIATED WITH BOATMEN'S TRUST COMPANY. BOATMEN'S TRUST COMPANY RECEIVES FEES FOR PROVIDING INVESTMENT ADVISORY SERVICES TO THE FUNDS.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

ANNUAL HIGHLIGHTS                                                             2

-------------------------------------------------------------------------------
Pilot Money Market Funds
7-Day Current Yields as of August 31, 1996


                                                 Pilot Shares    Pilot Administration Shares    Pilot Investor Shares
---------------------------------------------------------------------------------------------------------------------------
Pilot Short-Term U.S. Treasury Fund                 4.80%                  4.55%                       4.30%
Pilot Short-Term Diversified Assets Fund            5.11%                  4.87%                       4.62%
Pilot Missouri Short-Term Tax-Exempt Fund*          3.09%                  2.85%                       2.60%
---------------------------------------------------------------------------------------------------------------------------
Pilot Short-Term Tax-Exempt Diversified Fund*       3.16%                  2.91%                       2.66%
---------------------------------------------------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate as market conditions change. An investment in the funds is neither insured nor guaranteed by the u.S. Government, and there can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 Per share.

* A portion of the income from these Funds may be subject to the federal alternative minimum tax and to certain state and local taxes.

-------------------------------------------------------------------------------

                                           9/95  10/95  11/95   12/95    1/96    2/96   3/96   4/96   5/96   6/96   7/96  8/96
Pilot Short-Term U.S. Treasury Fund
Pilot Shares** 7-Day Yield at Month-End
[GRAPH]                                    5.64%  5.52%  5.56%   5.42%   5.29%   5.07%  5.16%  5.03%  4.95%  5.09%  5.12% 4.80%

Pilot Short-Term Diversified Assets Fund
Pilot Shares** 7-Day Yield at Month-End
[GRAPH]                                    5.66%  5.63%  5.62%   5.56%   5.38%   5.19%  5.21%  5.17%  5.12%  5.17%  5.20% 5.11%


Pilot Missouri Short-Term Tax-Exempt Fund
Pilot Shares** 7-Day Yield at Month-End
[GRAPH]                                    3.66%  3.43%  3.40%   4.18%   3.03%   3.00%  2.96%  3.36%  3.22%  3.02%  3.09% 3.09%


Pilot Short-Term Tax-Exempt Diversified Fund
Pilot Shares** 7-Day Yield at Month-End
[GRAPH]                                    3.75%  3.53%  3.49%   4.24%   3.12%   3.07%  3.08%  3.50%  3.30%  3.15%  3.22% 3.16%

** Pilot Administration Shares and Pilot Investor Shares pay administration and investor service fees of 0.25% and 0.50%, respectively. Consequently, yields on these shares would have been lower for the periods shown.


LETTERS FROM THE PORTFILIO MANAGERS                                           3

Pilot Short-Term U.S. Treasury Fund
Pilot Short-Term Diversified Assets Fund

DEAR SHAREHOLDER:

Over the last twelve months, the fixed income markets have reversed course regarding their expectations for future economic growth. The first four months of the period were characterized by slow economic growth and lower interest rates. Strong technical demand for Treasury securities combined with the obscuring effects of the Government shutdown and the blizzard of 1996 exacerbated the market's perception of a weakening economy. The result was an inverted yield curve with yields for six-month and one-year instruments well below the Fed Funds level. Throughout this period, lack of corporate issuance caused spreads between Treasuries and other money market investments to narrow. By mid-February, however, continued economic strength was evident and interest rates began to rise. This continued throughout the summer months.

     As you may recall from our last report, we did not anticipate a downturn in the economy. The presence of ample credit, rising personal income, favorable wealth effects from the financial markets, and a Federal Reserve policy that we felt was not overly restrictive, guided our investment decision to remain defensive. The Pilot Short-Term Funds initially purchased securities with slightly longer maturities to preserve the higher yields that were available prior to the Federal Reserve board twice decreasing the level of short-term interest rates. As the yield curve inverted, however, the Funds focused their investments in instruments with shorter maturities. This was beneficial for shareholders as short-term rates ceased to decline.

Pilot Short-Term U.S. Treasury Fund

To provide shareholders with attractive yields, the Pilot Short-Term U.S. Treasury Fund has continued to reduce its investments in longer- dated Treasuries and has concentrated its purchases in Treasury notes rather than bills. Early in the period, the maturity structure took advantage of the attractive yields that longer-

-------------------------------------------------------------------------------


Average Days to Maturity
                Sep     Oct     Nov     Dec     Jan     Feb     Mar     Apr     May     Jun     Jul     Aug
                '95     '95     '95     '95     '96     '96     '96     '96     '96     '96     '96     '96
50 days (1)     14      42      42      43      38      41       43     36      38      49       33      32
40 days
30 days
20 days
10 days (2)     36      44      43      38      34      31       40     38      49      36       34      33

 __
|_1| Pilot Short-Term U.S. Treasury Fund
 __
|_2| Pilot Short-Term Diversified Assets Fund

LETTERS FROM THE PORTFOLIO MANAGERS                                           4

dated Treasuries offered. As the yield curve shifted, however, so too did the Fund's holdings. As rates declined, the Fund emphasized shorter maturities, again preferring Treasury notes and repurchase agreements for enhanced yield. Conversely, rates have now begun to rise and we remain defensive believing that investors are not properly rewarded for the probability of increasing rates. This defensive position is best reflected in our Weighted Average days to Maturity ("WAM") which is currently shorter than the average of competing funds. Most recently, the Fund's WAM has averaged 32 days versus the average of 44 days for other funds with similar objectives and guidelines.


Pilot Short-Term Diversified Assets Fund

Similarly, this Fund's WAM is currently shorter than the average of other competing funds. Most recently the Pilot Short-Term Diversified Assets Fund's WAM has averaged 34 days versus the average of 47 days for other funds with similar objectives and guidelines. Purchases have emphasized high grade commercial paper, as well as top-rated bank obligations, in an effort to provide shareholders with attractive yields. Early in this period the maturity structure took advantage of the attractive yields that longer-dated securities offered. As the yield curve shifted, however, so too did the Fund's holdings. As rates declined for longer-dated securities the Fund emphasized shorter

-------------------------------------------------------------------------------
Pilot Short-Term U.S. Treasury Fund
Portfolio Composition as of 8/31/96*

Repurchase Agreements 44%

U.S. Treasury Bills and Notes 56%

-------------------------------------------------------------------------------
Pilot Short-Term Diversified Assets Fund
Portfolio Composition as of 8/31/96*

Tier 1 Commercial Paper 28%

Repurchase Agreements 24%

Foreign Bank Obligations 8%

Domestic Bank Obligations 14%

Corporate Obligations 2%
Floating Rate Notes-Agencies 7%
Floating Rate Notes-Corporates 16%
Floating Rate Notes-Certificates of Deposit 1%

*Portfolio holdings are subject to change.

maturities. Conversely, rates have now begun to rise and we remain defensive believing that investors are not properly rewarded for the probability of increasing rates. This defensive position is best reflected in the WAM of the Fund, and the purchases of short-dated commercial paper, bank obligations, and floating rate notes ("FRNs") whose interest rates reset frequently. Currently, the Fund has approximately 22% of its assets invested in FRNs which we believe should benefit the Fund's yield as short-term rates continue to rise.

Looking Ahead
We continue to expect above-trend economic growth, as well as additional strain on the economy's resources. Strong consumer confidence, good income growth, and robust employment indicate that consumer demand is unlikely to wane. These factors, combined with tight labor markets, high capacity utilization rates, and low inventory levels point to higher wages and production bottlenecks. If left unchecked, inflationary pressures will continue to build and higher interest rates may result. In our view, the Fed will need to move relatively soon to tighten monetary policy and slow the economy's momentum.

     We have recently raised our forward- looking forecast of inflation. While somewhat defensive over the near term, we continue to believe that the Federal Reserve will remain diligent in its pursuit of price stability. Consistent with that belief, the Funds will continue to purchase securities that offer the most value to shareholders while maintaining our primary objective of stability of principal.

Sincerely,

Frank J. Aten, CFA
SENIOR VICE PRESIDENT
DIRECTOR OF TAXABLE FIXED INCOME
Boatmen's Trust Company

David W. Brooks
PORTFOLIO MANAGER
TAXABLE FIXED INCOME
Boatmen's Trust Company

LETTERS FROM THE PORTFOLIO MANAGERS                                           6

Pilot Missouri Short-Term Tax-Exempt Fund
Pilot Short-Term Tax-Exempt Diversified Fund

DEAR SHAREHOLDER:

Extensive declines in interest rates in 1995 set the stage for increased growth in 1996. A significant increase in the demand side of the economy emerged, especially in the consumption of big-ticket items such as motor vehicles and existing homes, which suggested an improvement in the rate of business expansion. Consequently, the market shifted from an expectation of lower interest rates to one of higher interest rates. With respect to municipal securities, stronger economic activity should benefit the state and local governments' fiscal and financial positions, which in turn should support the municipal bond market.

Pilot Missouri Short-Term Tax-Exempt Fund

For the majority of the past year, the Fund has targeted a weighted average maturity ("WAM") neutral to its peer group. However, in both the first and second quarters, the Fund extended its WAM to avoid the increased reinvestment risk that is frequently prevalent in the short-term tax-exempt market during those periods. Typically, during the first two quarters tax-exempt short-term rates drop drastically due to significant cash inflows from maturities and coupon payments. The month of July saw the highest price levels with yields falling briefly through two percent. By positioning the Fund slightly longer than its benchmark, some of the reinvestment risk experienced during the first and second quarters was alleviated. In addition to positioning to avoid reinvestment risk, the Fund also lengthened its WAM due to an increased supply of Missouri issues that came to market during the summer months. This enabled the Fund to increase its Missouri allocation to approximately 96%, up 11% from a year ago. Overall, this strategy worked well as it allowed the Fund to provide competitive returns versus its peer group.

Pilot Short-Term Tax-Exempt Diversified Fund

For the majority of the past year, the Fund has targeted a WAM neutral with its peer group. However, in both the first and second quarters, the Fund extended its WAM to avoid the increased reinvestment risk that is frequently

-------------------------------------------------------------------------------
Average Days to Maturity


 __
|_3| Pilot Missouri Short-Term Tax-Exempt Fund
 __
|_4| Pilot Short-Term Tax-Exempt Diversified Fund

                Sep     Oct     Nov     Dec     Jan     Feb     Mar     Apr     May     Jun     Jul     Aug
                '95     '95     '95     '95     '96     '96     '96     '96     '96     '96     '96     '96
         (3)    51      50      57      54      45      42       42     30      54      63       57      61



         (4)    49      50      53      57      42      42       46     36      60     52        39      53


prevalent in the short-term tax-exempt market during those periods. Typically, during those periods tax-exempt short-term yields drop drastically due to significant cash inflows from maturities and coupon payments. The month of July saw the highest price levels with rates falling briefly through two percent. By positioning the Fund slightly longer than its benchmark, some of the reinvestment risk experienced during the first and second quarters was alleviated. Overall, this strategy worked well as it allowed the Fund to provide competitive returns versus its peer group.

Looking Ahead

In the year to come, we expect the Federal Reserve to raise short-term interest rates to guard against the possibility of escalating inflation due to accelerated economic activity. The vigilance of the Federal Reserve in keeping inflation contained should prove to be a long-term positive for the bond markets.

Sincerely,

Jennifer R. Wacker, CFA
VICE PRESIDENT
DIRECTOR OF TAX-EXEMPT
FIXED INCOME
Boatmen's Trust Company

Dawn Daggy-Mangerson
PORTFOLIO MANAGER
Boatmen's Trust Company
-------------------------------------------------------------------------------
Pilot Missouri Short-Term Tax-Exempt Fund
Portfolio Composition as of 8/31/96*

Missouri 96%



Other 4%

-------------------------------------------------------------------------------
Pilot Short-Term Tax-Exempt Diversified Fund
Portfolio Composition as of 8/31/96*

Other 36%

Missouri 22%

Texas 10%

Georgia 9%

New York 7%
Pennsylvania 6%
Illinois 5%
Michigan 5%

*Portfolio holdings are subject to change.

Please place broker/dealer information here.

PILOT SHORT-TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996
--------------------------------------------------------------------------------

Principal
Amount                                                                                           Maturity        Amortized
(000)                                     Description                                  Rate        Date             Cost
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--53.8%
U.S. TREASURY BILLS--27.1%
$   25,00    U.S. Treasury Bill                                                        4.85%*     2/06/97      $   24,474,979
  435,000    U.S. Treasury Bill                                                        5.23*      9/17/96         434,126,428
                                                                                                               --------------
                                                                                                                  458,601,407
                                                                                                               --------------
U.S. TREASURY NOTES--26.7%
  300,000    U.S. Treasury Note                                                        7.25      11/30/96         301,306,913
  100,000    U.S. Treasury Note                                                        7.50      12/31/96         100,688,728
    50,00    U.S. Treasury Note                                                        6.88       2/28/97          50,378,606
                                                                                                               --------------
                                                                                                                  452,374,247
-----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $910,975,654)                                                             910,975,654
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--43.6%
  355,187    Repurchase agreement with J.P. Morgan, dated 8/30/96, 5.23%, due
              9/03/96,
              (see Footnote A)                                                                                    355,186,607
   16,439    Repurchase agreement with Lehman Brothers, dated 8/30/96, 5.24%, due 9/03/96,
              (see Footnote B)                                                                                     16,439,249
  366,771    Repurchase agreement with Merrill Lynch, dated 8/30/96, 5.22%, due 9/03/96,
              (see Footnote C)                                                                                    366,770,959
-----------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (cost $738,396,815)                                                                   738,396,815
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $1,649,372,469) -- 97.4%                                                                1,649,372,469
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES--2.6%                                                                        43,963,161
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                             $1,693,335,630
-----------------------------------------------------------------------------------------------------------------------------

* Effective yield.
Footnote A
    Collateralized by $320,742,000 U.S. Treasury Bonds, with various coupon rates and maturities ranging from 6.25% to 12.375% and 5/15/03 through 8/15/26 with an aggregate value of $362,290,954.
Footnote B
    Collateralized by $18,288,000 U.S. Treasury Bonds, with various coupon rates and maturities ranging from 6.00% to 7.63% and 8/15/23 through 2/15/26, with an aggregate value of $16,768,449.
Footnote C
    Collateralized by $286,684,000 U.S. Treasury Securities, with various coupon rates and maturities ranging from 0.00% to 15.75% and 8/21/97 through 11/15/04, with an aggregate value of $374,112,251.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1996
--------------------------------------------------------------------------------

Principal                                                              Moody's/S&P
Amount                                                                   Ratings                  Maturity        Amortized
(000)                             Description                          (Unaudited)      Rate        Date             Cost
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--25.1%
$  25,000    ABN AMRO                                                   Aa1/AA          5.22%     12/04/96      $   24,659,250
   12,000    Amercian Home Products Corp.                               A2/A-           5.32      10/15/96          11,920,200
    4,030    Brown-Forman Corp.                                         A1/A+           5.31       9/18/96           4,019,895
   27,565    First Chicago Financial                                    A1/A+           5.29       9/18/96          27,496,141
   25,000    Ford Motor Credit Corp.                                    A1/A+           5.36      12/02/96          24,657,556
   50,000    General Motors Acceptance Corp.                            A3/A-           5.37      11/04/96          49,522,667
   10,000    Glaxo Wellcome PLC                                         A1/NA           5.30      10/01/96           9,955,833
   20,000    Green Tree Financial Corp.                                 Baa1/A          5.41       9/24/96          19,930,872
   50,000    IBM Credit Corp.                                           A3/A            5.29       9/12/96          49,919,181
   50,000    J.P. Morgan Company, Inc.                                  Aa2/AA+         5.40       1/06/97          49,047,500
   25,000    Merrill Lynch & Co.                                        A1/A+           5.35       9/03/96          24,992,569
   15,000    NYNEX Corp.                                                A3/A            5.45       9/13/96          14,972,750
   37,000    NYNEX Corp.                                                A3/A            5.41       9/20/96          36,894,355
   30,000    Sears Roebuck Acceptance                                   A2/A            5.31      10/15/96          29,805,300
   26,000    Whirlpool Financial Corp.                                  A/A3            5.31       9/16/96          25,942,475
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (cost $403,736,544)                                                                         403,736,544
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.7%
   25,000    Federal Farm Credit Banks                                  Aaa/NA          4.95       3/03/97          24,975,653
   20,000    Federal National Mortgage Association *                    Aaa/AAA         5.37       9/04/96          20,000,000
   25,000    Federal National Mortgage Association *                    Aaa/AAA         5.37       9/04/96          24,991,596
   40,700    Student Loan Marketing Association *                       Aaa/AAA         5.56       9/04/96          40,778,290
   30,000    Student Loan Marketing Association *                       Aaa/AAA         5.42       9/04/96          30,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATION NOTES (cost $140,745,539)                                                         140,745,539
------------------------------------------------------------------------------------------------------------------------------
MASTER NOTES--7.8%
   50,000    Anchor National Life Insurance Co. *                       A2/AA-          5.54      10/01/96          50,000,000
   25,000    Bear Stearns Co., Inc. *                                   A2/A            5.63       6/03/97          25,000,000
   50,000    General American Life Insurance *                          A1/AA-          5.64       9/01/96          50,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL MASTER NOTES (cost $125,000,000)                                                                             125,000,000
------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--9.4%
   25,000    Bear Stearns Co., Inc.                                     A2/A            5.60       3/18/97          25,000,000
   32,000    SMM Trust *                                                NA/NA           5.71       9/26/96          32,000,000
   50,000    First Boston *                                             A2/A            5.46       5/12/97          50,000,000
   45,000    USL Cap Corp. *                                            A1/A+           5.60      10/31/96          45,009,202
------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS (cost $152,009,202)                                                                    152,009,202
------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS--1.9%
   30,000    SunTrust Bank                                              A1/A+           5.19       9/03/96          30,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL TIME DEPOSITS (cost $30,000,000)                                                                              30,000,000
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

Principal                                                              Moody's/S&P
Amount                                                                   Ratings                  Maturity        Amortized
(000)                             Description                          (Unaudited)      Rate        Date             Cost
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.8%
$  50,000    Bank of America                                            A1/A+           5.35%      9/03/96      $   50,000,000
   45,000    Banque Nationale De Paris                                  Aa3/A+          5.35      10/21/96          45,001,190
   25,000    Chase Manhattan Corp.                                      A1/A            5.50      11/04/96          25,000,000
   21,000    Chase Manhattan Corp.                                      A1/A            5.85       1/08/97          21,021,902
   25,000    Commerzbank AG                                             Aa2/AA-         5.32      10/22/96          25,000,000
   50,000    Landesbank Hesson -- Thuringen                             Aaa/AAA         5.44      12/09/96          50,000,000
    8,000    Merrill Lynch                                              A1/A+           6.36      12/16/96           8,016,524
   50,000    Morgan Guaranty Trust Corp.                                Aa1/AAA         5.52       1/06/97          50,001,729
   50,000    NationsBank                                                A2/A            5.65      11/01/96          50,009,996
   13,000    Royal Bank of Canada                                       Aa2/AA-         5.62      11/29/96          13,003,231
   20,000    Royal Bank of Canada                                       Aa2/AA-         5.39      12/13/96          19,995,402
   10,000    Societe Generale                                           Aa2/AA-         5.39      11/22/96          10,000,674
------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (cost $367,050,648)                                                                  367,050,648
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--24.2%
  153,327    Repurchase agreement with Lehman Brothers, dated                                                      153,326,522
               8/30/96, 5.24%, due 9/03/96
               (See Footnote A)
  112,831    Repurchase agreement with J. P. Morgan, dated                                                         112,830,912
               8/30/96, 5.25%, due 9/03/96
               (See Footnote B)
  122,863    Repurchase agreement with Merrill Lynch, dated                                                        122,862,747
               8/30/96, 5.27%, due 9/03/96
               (See Footnote C)
------------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (cost $389,020,181)                                                                    389,020,181
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8% (cost $1,607,562,114)                                                                   1,607,562,114
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                                                                          3,024,043
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                              $1,610,586,157
------------------------------------------------------------------------------------------------------------------------------

 * Variable rate security.
Footnote A
    Collateralized by $169,565,000 U.S. Treasury Notes, 5.625%, with maturity date of 2/15/06, with an aggregate value of $156,388,573.
Footnote B
    Collateralized by $118,193,000 U.S. Treasury Bills, with maturity date of 2/27/97, with a value of $115,091,616.
Footnote C
    Collateralized by $50,000,000 U.S. Treasury Bonds, 7.625%, with maturity date of 2/15/25, and by $188,648,906 Federal National Mortgage Association
    Bonds, with various coupon rates and maturity dates ranging from 6.06% through 8.15% and 11/01/17 through 1/01/31, with an aggregate value of $125,320,750.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1996
--------------------------------------------------------------------------------

Principal                                                   Moody's/S&P                                     Amortized
Amount                                                        Ratings                        Maturity          Cost
(000)                       Description                     (Unaudited)           Rate         Date          (Note 2)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES--99.0%
COLORADO--0.1%
$    250    Adams Arapahoe Counties School District 28      (Aaa)(AAA)           10.00%     12/01/96      $    253,814
                                                                                                          ------------
FLORIDA--1.6%
   1,900    St. Lucie County PCR, Florida Power & Light
              Co.*                                          (Aa3)(AA-)            3.75       9/03/96         1,900,000
   1,400    Volusia County Health Facility Revenue (LOC
              Rabobank Nederland) *                         (NR)(AAA)             3.80       9/03/96         1,400,000
                                                                                                          ------------
                                                                                                             3,300,000
                                                                                                          ------------
MISSOURI--95.8%
   5,000    Berkeley IDR Bonds, Wetterau Project*           (Aa3)(NR)             3.55       9/03/96         5,000,000
   5,000    Berkeley IDR Bonds, Flight Safety
              International Inc. Project*                   (Aa2)(NR)             3.50       9/03/96         5,000,000
  10,800    Columbia Water & Electric Revenue Bonds,
              Series B (LOC--Toronto Dominion Bank)*        (Aa2)(AA+)            3.40       9/04/96        10,800,000
   4,100    Columbia Special Obligation, (LOC Toronto
              Dominion Bank)*                               (Aa2)(NR)             3.40       9/04/96         4,100,000
   3,400    Independence, Water Utility Revenue             (Aa1)(NR)             3.50      10/04/96         3,400,000
   5,350    Independence, Water Utility Revenue             (Aa1)(NR)             3.45       9/03/96         5,350,000
   1,400    Independence IDR, Resthaven Project*            (Aaa)(NR)             3.50       2/01/97         1,400,000
   6,500    Independence Industrial Authority
              (LOC--Citibank)*                              (NR)(AA-)             3.45       9/06/96         6,500,000
   2,400    Kansas City IDR, Multi-Family Housing
              Revenue Bonds, Timblane Village Apartments
              Project (LOC--Security Pacific National
              Bank)*                                        (Aaa)(AAA)            3.50       9/05/96         2,400,000
   1,385    Kansas City School District Building,
              Capital Improvement Project                   (Aaa)(AAA)            3.65       2/01/97         1,386,122
     810    Mexico IDR Bonds, Wetterau Inc. Project A*      (Aa3)(NR)             3.50       9/03/96           810,000
     815    Mexico IDR Bonds, Wetterau Inc. Project B*      (Aa3)(NR)             3.50       9/05/96           815,000
   7,000    Missouri Environment Improvement & Energy
              Resources Authority, Pollution Control
              Revenue, Union Electric, Series B *            (NR)(NR)             3.65       6/01/97         7,000,000
   2,000    Missouri Environment Improvement & Energy
              Resources Authority, PCR, Monsanto Co.
              Project*                                       (A1)(NR)             3.45       9/04/96         2,000,000
   2,795    Missouri Environment Improvement & Energy
              Resources Authority, PCR                      (Aa1)(AA+)            3.70       9/04/96         2,795,000
   5,000    Missouri Environment Improvement & Energy
              Resources Authority                           (Aaa)(AAA)            3.55       9/20/96         5,000,000
   5,000    Missouri Environment Improvement & Energy
              Resources Authority                           (Aa1)(AA+)            3.65      11/19/96         5,000,000
   3,000    Missouri Environment Improvement & Energy
              Resources Authority                           (Aaa)(AAA)            3.60      10/09/96         3,000,000
   8,000    Missouri Environment Improvement & Energy
              Resources Authority, PCR, Kansas City
              Power*                                        (Aa1)(AA+)            3.55       9/04/96         8,000,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Moody's/S&P                                     Amortized
Amount                                                              Ratings                        Maturity          Cost
(000)                       Description                           (Unaudited)           Rate         Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$    345    Missouri Health & Educational Facilities
              Authority Revenue, St. Louis University
              Project                                              (Aa1)(AA)             4.00%     10/01/96      $    345,179
     500    Missouri Health & Educational Facilities
              Authority Revenue, Washington University,
              Freeman Hospital Project Prerefunded
              9/01/96 @ 102                                        (Aa)(AA-)             7.30       9/01/96           510,000
   2,000    Missouri Health & Educational Facilities
              Authority Funding, Branson School District
              Advanced Funding Program                             (Aa1)(AA)             4.50       9/08/97         2,011,782
   7,900    Missouri Health & Educational Facilities
              Authority, Educational Facilities Revenue,
              Washington University Project, Series C*             (Aa1)(AA)             3.85       9/03/96         7,900,000
   2,000    Missouri Health & Educational Facilities
              Authority, Pattonville School District
              Advanced Funding                                     (Aa1)(AA)             4.50       9/08/97         2,011,782
   4,370    Missouri Health & Educational Facilities
              Authority, Barnes Jewish, Inc., Series A             (Aa1)(AA)             3.90       5/15/97         4,377,893
   1,300    Missouri Health & Educational Facilities
              Authority, Health Facilities Revenue,
              Sisters Mercy Ref., Series A                         (Aa1)(AA)             3.60      12/01/96         1,300,000
   9,500    Missouri Health & Educational Facilities
              Authority, St. Francis Medical Center,
              Series A (LOC--Local De France)*                     (Aa1)(AA)             3.80       9/03/96         9,500,000
   1,500    Missouri Health & Educational Facilities
              Authority Revenue*                                   (Aa1)(AA)             3.35       9/05/96         1,500,000
   2,800    Missouri Health & Educational Facilities
              Authority, St. Louis University Project*             (Aa1)(AA)             3.85       9/03/96         2,800,000
   2,000    Missouri Health & Educational Facilities
              Authority Revenue                                    (Aa1)(AA)             4.50       9/08/97         2,011,782
   5,800    Missouri Health & Educational Facilities
              Authority Revenue, Series C*                         (Aa1)(AA)             3.45       9/03/96         5,800,000
   1,400    Missouri Health & Educational Facilities
              Authority Revenue, Washington University
              Project*                                             (Aa1)(AA)             3.80       9/03/96         1,400,000
   7,000    Missouri Health & Educational Facilities
              Authority Revenue, Rockers & College
              Project*                                             (Aa1)(AA)             3.45       9/03/96         7,000,000
   1,400    Missouri Health & Educational Facilities
              Authority Revenue, Washington University*            (Aa1)(AA)             3.45       9/03/96         1,400,000
   4,300    Missouri Health & Educational Facilities
              Authority Revenue, Washington University
              Project*                                             (Aa1)(AA)             3.85       9/03/96         4,300,000
   1,100    Missouri Health & Educational Facilities
              Authority Revenue, Washington University,
              Series A*                                            (Aa1)(AA)             3.45       9/04/96         1,100,000

-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------


Principal                                                 Moody's/S&P                                     Amortized
Amount                                                      Ratings                        Maturity          Cost
(000)                       Description                   (Unaudited)           Rate         Date          (Note 2)
------------------------------------------------------------------------------------------------------------------------

MISSOURI (continued)
$  1,000    Missouri Health & Educational Facilities
              Authority Revenue, Series B, Washington
              University, Series A*                       (Aa1)(AA)             3.45%      9/03/96      $  1,000,000
   7,000    Missouri Health & Educational Facilities
              Authority Revenue, Washington University*   (Aa1)(AA)             3.45       9/04/96         7,000,000
   6,125    Missouri Health & Educational Facilities
              Authority Revenue, Drury College, Series
              A*                                          (Aa1)(AA)             3.25       9/03/96         6,125,000
   4,000    Missouri Health & Educational Facilities
              Authority Revenue                           (Aa1)(AA)             3.45      10/10/96         4,000,000
   8,600    Missouri Health & Educational Facilities
              Authority Revenue                           (Aa1)(AA)             3.55      10/15/96         8,600,000
     600    Missouri Water Pollution Control, Series B     (Aa)(NR)             7.75      11/01/96           604,507
   1,505    Moberly Hospital Authority Prefunded 3/1/97
              @ 103                                        (Aa)(NR)             8.75       3/01/97         1,586,759
   3,070    St. Charles County IDR, Casalon Apartments
              Project*                                    (NR)(AA-)             3.76       9/05/96         3,070,000
   3,000    St. Charles County IDR, Westchester
              Apartment Projects*                         (NR)(AA-)             3.50       9/03/96         3,000,000
   2,500    St. Louis Tax & Revenue                        (NR)(NR)             4.75       6/30/97         2,515,556
   8,000    St. Louis County IDR*                         (Aa3)(NR)             3.50       9/03/96         8,000,000
     785    St. Louis County IDR, Rockwood School          (A1)(NR)             7.30       2/01/97           798,293
   4,000    St. Louis County IDR*                         (Aa3)(NR)             3.50       9/05/96         4,000,000
   5,500    St. Louis Planned Industrial Expansion
              Authority, Alumax Foils Project (LOC--PNC
              Bank)*                                      (Aa3)(NR)             3.50       9/03/96         5,500,000
  13,000    University of Missouri, Capital Projects
              Notes, Series FY 1995-96                     (NR)(NR)             4.75       6/30/97        13,087,904
                                                                                                        ------------
                                                                                                         203,912,559
                                                                                                        ------------
NEW YORK--0.5%
   1,000    New York City, GO*, FGIC Insured              (Aaa)(AAA)            4.00       9/03/96         1,000,000
                                                                                                        ------------
OHIO--0.3%
     700    Columbus School District, GO                  (Aaa)(AAA)            4.00      12/01/96           700,825
                                                                                                        ------------
PENNSYLVANIA--0.7%
   1,590    Allegheny County Hospital Authority
              (LOC--PNC Bank)*                            (Aa1)(NR)             3.50       9/05/96         1,590,000
--------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES (cost $210,757,198)                                                           210,757,198
--------------------------------------------------------------------------------------------------------------------
SHARES (000'S)
--------
TAX-EXEMPT MONEY MARKET MUTUAL FUND--0.8%
   1,781    Federated Tax-Exempt Obligation Fund (cost
            $1,781,000)                                                                                    1,781,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--(cost $212,538,198) 99.8%                                                             212,538,198
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                                                                  477,620
--------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                      $213,015,818
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

* Variable rate security.
FGIC--Financial Guaranty Insurance Corporation.
GO --General Obligation.
IDR --Industrial Development Revenue.
LOC --Letter of Credit.
PCR --Pollution Control Revenue.
TAN --Tax Anticipation Notes.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Moody's/S&P                                     Amortized
Amount                                                              Ratings                        Maturity          Cost
(000)                       Description                           (Unaudited)           Rate         Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES--79.8%

ARKANSAS--0.4%
$  1,785    Jonesboro Residential Housing                            NR/AAA              3.80%      5/01/97      $  1,785,000
                                                                                                                 ------------
COLORADO--2.5%
   5,000    Arapahoe County School District #005**                     NR                4.50       6/30/97         5,025,950
   5,000    Denver City & County, GO                                 NR/AA               5.00      10/01/96         5,007,254
                                                                                                                 ------------
                                                                                                                   10,033,204
                                                                                                                 ------------
DISTRICT OF COLUMBIA--3.6%
   5,700    District of Columbia Revenue,
              ACES-Georgetown University, Series C*                  A1+/A+              3.50       9/04/96         5,700,000
   7,300    District of Columbia Revenue,
              ACES-Georgetown University, Series D*                  A1+/A+              3.50       9/04/96         7,300,000
   1,100    District of Columbia Revenue,
              ACES-Georgetown University, Series E*                  A1+/A+              3.50       9/04/96         1,100,000
                                                                                                                 ------------
                                                                                                                   14,100,000
                                                                                                                 ------------
FLORIDA--4.2%
   5,400    Martin County, PCR*                                      A1+/AA              3.75       9/03/96         5,400,000
   1,600    Manatee County PCR, Florida Power & Light
              Co. Project*                                           A1+/AA              3.75       9/03/96         1,600,000
     400    Putnam County Development Authority, PCR,
              Florida Power & Light Co.*                             A1+/AA              3.75       9/03/96           400,000
   8,200    St. Lucie County PCR,
              Florida Power & Light Co.*                             A1+/AA              3.75       9/03/96         8,200,000
   1,100    Volusia County Health Facilities Authority,
              Alliance Community* (LOC-Rabobank
              Nederland)                                             A1+/AA              3.80       9/03/96         1,100,000
                                                                                                                 ------------
                                                                                                                   16,700,000
                                                                                                                 ------------
GEORGIA--5.3%
   1,000    Burke County Development Authority, PCR,
              Georgia Power Plant Project, 4th Series*               A1/A+               3.75       9/03/96         1,000,000
   6,000    Cobb County Development Authority, PCR,
              Georgia Power Co. Plant Project
              (LOC-Trust Co. Bank)*                                  NR/A1               3.80       7/01/11         6,000,000
   2,200    Dekalb County, Atlantic Jewish Federation,
              (LOC-Wachovia Bank)*                                   NR/AA2              3.50       9/05/96         2,200,000
   6,600    Fulco Hospital Authority Revenue, Piedmont
              Hospital Project, (LOC-Trust Co. Bank)*                A1+/AA              3.50       9/04/96         6,600,000
   2,400    Georgia State, Series F                                  NR/AAA              6.50      12/01/96         2,417,582
   1,900    Monroe County Cev. Authority, PCR*                       A1/A+               3.75       9/03/96         1,900,000
     510    Walton County, School District                           NR/AAA              5.00       1/01/97           511,815
                                                                                                                 ------------
                                                                                                                   20,629,397
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Moody's/S&P                                     Amortized
Amount                                                              Ratings                        Maturity          Cost
(000)                       Description                           (Unaudited)           Rate         Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--1.4%
$  1,450    Du Page Water Commission Revenue,
              Prerefunded 5/01/97 @ 102                              NR/AAA              6.88%      5/01/97      $  1,521,915
   1,250    Du Page Water Commission Revenue,
              Prerefunded 5/01/97 @ 102                              NR/AAA              6.80       5/01/97         1,299,399
   1,400    Illinois State Sales Tax Revenue,
              Prerefunded 6/15/97 @102                               NR/AAA              7.50       6/15/97         1,466,250
   1,000    Illinois State Sales Tax Revenue,
              Prerefunded 6/15/97 @102                               NR/AAA              7.60       6/15/97         1,048,089
                                                                                                                 ------------
                                                                                                                    5,335,653
                                                                                                                 ------------
INDIANA--1.7%
   6,700    Indiana Health Facilities Finance Authority,
              Hospital Revenue, ACES-Methodist Hospital,
              Series B*                                              A1+/AA              3.40       9/04/96         6,700,000
                                                                                                                 ------------
KENTUCKY--1.5%
   5,900    Mason County PCR, Eastern Kentucky Power
              Co., (LOC -- CFC)*                                    A1-/AA-              3.55       9/03/96         5,900,000
                                                                                                                 ------------
LOUISIANA--1.1%
   4,000    Louisiana State Reference, GO, Series A                  NR/AAA              7.00       8/01/02         4,195,943
                                                                                                                 ------------
MICHIGAN--5.3%
   8,000    Michigan, GO                                            Aaa/AAA              4.00       9/30/96         8,005,590
   4,150    Michigan Underground (LOC-AMBAC)                         NR/AAA              5.00       5/01/97         4,184,733
   7,600    University of Michigan, Hospital Revenue
              Series A*                                              NR/AA               3.85       9/03/96         7,600,000
     800    University of Michigan Revenue, Medical
              Services Plan, Series A*                               A1+/AA              3.85       9/03/96           800,000
                                                                                                                 ------------
                                                                                                                   20,590,323
                                                                                                                 ------------
MINNESOTA--2.9%
   3,000    Minnesota School District Tax & AID, TAN,
              Series B (LOC, SD Credit Program)                        NR                4.00       3/14/97         3,011,576
   3,000    Minnesota School District Tax & AID**                      NR                4.50       9/09/97         3,018,750
   3,520    Minneapolis & St. Paul Housing Authority
              Health Care Series B*                                 A1+/AAA              3.85       9/03/96         3,520,000
   1,600    Minneapolis Special School District (LOC-SD
              Credit Program)                                        NR/AA               5.00       2/01/97         1,609,707
                                                                                                                 ------------
                                                                                                                   11,160,033
                                                                                                                 ------------
MISSISSIPPI--1.3%
   5,000    Grenada County, Georgia Pacific Corp.
              Project (LOC-Sumitomo Bank)*                           NR/A1               3.65       9/04/96         5,000,000
                                                                                                                 ------------
MISSOURI--18.2%
   4,000    Kansas City Industrial Development
              Authority*                                             NR/A1               3.53       9/05/96         4,000,000

-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Moody's/S&P                                     Amortized
Amount                                                              Ratings                        Maturity          Cost
(000)                       Description                           (Unaudited)           Rate         Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$ 14,700    Kansas City Multi-Family Housing Revenue,
              Timblane Village Apartments Project
              (LOC-Security Pacific National Bank)*                  NR/AA3              3.50%      9/05/96      $ 14,700,000
   3,000    Missouri Environment Authority (LOC-Sanwa
              Bank)*                                                 NR/AA3              3.70       9/04/96         3,000,000
   9,500    Missouri Environment Authority*                          A1/A-               3.55       9/04/96         9,500,000
   2,600    Missouri Health & Educational Facilities
              Authority*                                             A1+/AA              3.45       9/04/96         2,600,000
   9,600    Missouri Health & Educational Facilities
              Authority, Educational Facilities Revenue,
              Sisters Mercy Health*                                  A1+/AA              3.45       9/05/96         9,600,000
   6,100    Missouri Health & Educational Facilities
              Authority, Educational Facilities Revenue,
              Sisters Mercy Health, Series D*                        A1+/AA              3.45       9/05/96         6,100,000
   1,500    Missouri Health & Educational Facilities
              Authority, Educational Facilities Revenue,
              ACES-SSM Health Care Project, Series A
              (LOC-Industrial Bank of Japan)*                        NR/AAA              3.60       9/03/96         1,500,000
     250    Missouri Health & Educational Facilities,
              Christian Health Services, Series B*
              (LOC-Morgan Guaranty)*                                 A1+/AA              3.35       9/04/96           250,000
  15,490    Missouri Health & Educational Facilities,
              Barnes Hospital Project (LOC-Morgan
              Stanley)*                                              A1+/AA              3.40       9/04/96        15,490,000
   3,500    St. Louis Tax & Revenue, Anticipation Note               A1/NR               4.75       6/30/97         3,521,779
   1,000    St. Louis Industrial Development Authority*              A1/NR               3.50       9/05/96         1,000,000
                                                                                                                 ------------
                                                                                                                   71,261,779
                                                                                                                 ------------
MONTANA--1.8%
   5,800    Montana State Board of Investments, Payroll
              Tax Workers Compensation*                               NR/A               3.55       9/04/96         5,800,000
   1,400    Montana Health Facilities Authority Revenue,
              Healthcare Pooled Loan Project, Series A
              (FGIC Insured) *                                      A1+/AAA              3.45       9/05/96         1,400,000
                                                                                                                 ------------
                                                                                                                    7,200,000
                                                                                                                 ------------
NEW YORK--6.2%
   3,000    New York City, Series B*                                A1+/AAA              4.00       9/03/96         3,000,000
   2,800    New York City, Subseries B-4, GO*                       A1+/AAA              4.00       9/03/96         2,800,000
   2,800    New York City, Series B, GO*                            A1+/AAA              4.00       9/03/96         2,800,000
  15,600    New York City Municipal Water Financing
              Authority, Water & Sewer System Revenue,
              Series A (FGIC Insured)*                              A1+/AAA              4.00       9/03/96        15,600,000
                                                                                                                 ------------
                                                                                                                   24,200,000
                                                                                                                 ------------

-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Moody's/S&P                                     Amortized
Amount                                                              Ratings                        Maturity          Cost
(000)                       Description                           (Unaudited)           Rate         Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--3.3%
$  3,300    Raleigh Durham Airport Authority (LOC --
              Royal Bank of Canada) *                                A1+/AA              3.85%      9/03/96      $  3,300,000
   9,450    Raleigh Durham Airport Authority, Special
              Facility Revenue American Airlines, Series
              A (LOC -- Royal Bank of Canada) *                      A1+/AA              3.85       9/03/96         9,450,000
                                                                                                                 ------------
                                                                                                                   12,750,000
                                                                                                                 ------------
PENNSYLVANIA--5.8%
  11,200    Temple University Higher Education Revenue                 NR                4.63       5/20/97        11,274,259
   2,600    Allegheny County Hospital*                               A1/AAA              3.50       9/05/96         2,600,000
   8,650    Allegheny County Hospital Development*                   A1/AAA              3.50       9/05/96         8,650,000
                                                                                                                 ------------
                                                                                                                   22,524,259
                                                                                                                 ------------
SOUTH CAROLINA--0.5%
   2,100    York County PCR, Electric Project NRU-84N-1
              (WC -- FGIC) *                                        A1-/AA-              3.55       9/04/96         2,100,000
                                                                                                                 ------------
                                                                                                                    2,100,000
                                                                                                                 ------------
TEXAS--8.6%
   2,000    Houston, GO                                              NR/AA               5.50       4/01/97         2,020,409
   1,500    Klein Independent School District, Prefunded
              8/01/97 @100                                           NR/AAA              6.88       8/01/97         1,540,992
   1,805    North Harris Montgomery Community College
              District, GO                                           NR/AAA              6.10       2/15/97         1,825,203
   5,200    Harris County Health Facilities Development
              Corp., Hospital Revenue, St. Lukes
              Episcopal, Series D, (SPA-Morgan Guaranty
              Trust)*                                                A1+/AA              3.75       9/03/96         5,200,000
   3,700    Harris County Health Facilities Development
              Corp., Hospital Revenue, Texas Children,
              Series B2, (SPA-NationsBank of Texas)*                 NR/AA               3.45       9/04/96         3,700,000
   2,200    Harris County Health Facilities, St. Lukes,
              Series B*                                              A1+/AA              3.75       9/03/96         2,200,000
   4,100    Harris County Industrial Development Corp.,
              Exxon Corp., PCR*                                      A1+/AA              3.75       9/03/96         4,100,000
  10,700    Harris County Health Facility, St. Lukes,
              Series C*                                              A1+/AA              3.75       9/03/96        10,700,000
     335    Lewisville Water & Sewer Revenue,
              Prerefunded 2/15/97 @100,
            San Antonio Electric & Gas System                        NR/AA               8.05       2/15/97           341,618
   1,000    Texas, Series A                                          NR/AA               6.00      10/01/96         1,001,754
   1,065    Dallas Waterworks & Sewer, Series A                      NR/AA               5.90      10/01/96         1,067,262
                                                                                                                 ------------
                                                                                                                   33,697,238
                                                                                                                 ------------
UTAH--0.5%
   2,000    Salt Lake County, PCR*                                  A1+/AA-              3.75       9/03/96         2,000,000
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Moody's/S&P                                     Amortized
Amount                                                              Ratings                        Maturity          Cost
(000)                       Description                           (Unaudited)           Rate         Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--3.7%
$  5,200    Washington Public Power Supply System,
              Nuclear Project No 3, Series 3A-1,
              (LOC-Bank of America)*                                 A1/AA-              3.40%      9/04/96      $  5,200,000
   7,300    Washington Public Power Supply, System,
              Nuclear Project No 3, Series 3A-2,
              (LOC-Indl Bank Japan Ltd.)*                            A1/AA-              3.40       9/04/96         7,300,000
   2,000    Washington Motor Vehicle Fuel, Series R 93C              NR/AAA              3.85       9/01/96         2,000,000
                                                                                                                 ------------
                                                                                                                   14,500,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES (cost $312,362,829)                                                                    312,362,829
-----------------------------------------------------------------------------------------------------------------------------
SHORT TERM PUTS--4.2%
ILLINOIS--3.1%
  12,000    Chicago, GO Limited, (LOC-Morgan Guaranty)               A1+/NR              3.65      10/31/96        12,000,000
                                                                                                                 ------------
PENNSYLVANIA--1.1%
   4,500    Cumberland County Municipal Authority, (LOC-
              PNC Bank)*                                             NR/A1               3.68       6/01/97         4,500,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM PUTS (cost $16,500,000)                                                                           16,500,000
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE COMMERCIAL PAPER--17.2%
FLORIDA--3.6%
  13,950    Sunshine State, Government Finance
              Commission                                             Aa2/NR               3.60      9/26/96        13,950,000
                                                                                                                 ------------
GEORGIA--4.3%
   2,000    Georgia Municipal Gas Authority                         A1+/AA+               3.50     10/16/96         2,000,000
  15,000    Municipal Electric Authority                             A1+/AA               3.60     11/06/96        15,000,000
                                                                                                                 ------------
                                                                                                                   17,000,000
                                                                                                                 ------------
ILLINOIS--0.9%
   3,350    Cook County Health Fund                                  A1/NR                3.50     10/01/96         3,350,000
                                                                                                                 ------------
KANSAS--0.5%
   2,000    Burlington, PCR                                          A1+/AA               3.60     10/16/96         2,000,000
                                                                                                                 ------------
MASSACHUSETTS--0.8%
   3,300    Anne Arundel County                                                           3.65      9/10/96         3,300,000
                                                                                                                 ------------
MISSOURI--4.2%
   7,000    Missouri Environment Improvement & Energy               A1+/AA+               3.65     11/19/96         7,000,000
   2,000    Missouri Environment Improvement & Energy               A1+/AA+               3.65     11/19/96         2,000,000
   7,475    Missouri Environment Improvement & Energy               A1+/AA+               3.70      2/14/97         7,475,000
                                                                                                                 ------------
                                                                                                                   16,475,000
                                                                                                                 ------------
NEW YORK--1.3%
   5,000    New York City                                           A1+/AA+               3.50      9/13/96         5,000,000
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)

August 31, 1996
--------------------------------------------------------------------------------

Principal                                                         Moody's/S&P                                     Amortized
Amount                                                              Ratings                        Maturity          Cost
(000)                       Description                           (Unaudited)           Rate         Date          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
TEXAS--1.6%
$  6,100    San Antonio, Electric & Gas, Series A                    A1+/AA              3.60%     10/10/96      $  6,100,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL TAX FREE COMMERCIAL PAPER(COST $67,175,000)                                                                  67,175,000
-----------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND--0.5%
   2,166    Federated Tax-Exempt Obligation Fund (cost
              $2,166,053)                                                                                           2,166,053
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $398,203,882)--101.8%                                                                     398,203,882
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8%)                                                                      (6,969,435)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                               $391,234,447
-----------------------------------------------------------------------------------------------------------------------------

 * Variable rate security.
** When issued security.

ACES --Adjustable Convertible Extendible Securities.
FGIC --Financial Guaranty Insurance Company.
GO   --General Obligation.
LOC  --Letter of credit.
MBIA --Municipal Bond Insurance Association.
PCR  --Pollution Control Revenue.
TAN  --Tax Anticipation Notes.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1996
--------------------------------------------------------------------------------

                                                                                                 MISSOURI        SHORT-TERM
                                                             SHORT-TERM        SHORT-TERM       SHORT-TERM       TAX-EXEMPT
                                                           U.S. TREASURY      DIVERSIFIED       TAX-EXEMPT       DIVERSIFIED
                                                                FUND          ASSETS FUND          FUND             FUND
                                                           --------------    --------------    -------------    -------------
ASSETS
Investment in securities, at amortized cost.............   $  910,975,654    $1,218,541,933    $ 212,538,198    $ 398,203,882
Repurchase agreements, at cost..........................      738,396,815       389,020,181               --               --
Cash....................................................               --            56,758               --              880
Interest receivable.....................................       24,056,030         8,849,128          980,493        2,230,143
Receivable from brokers for investments sold............      460,000,000                --               --               --
Other assets............................................          244,439           112,348           25,060           49,372
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS............................................    2,133,672,938     1,616,580,348      213,543,751      400,484,277
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Advisory fees payable...................................          216,278           192,549           36,635           67,021
Administration fees payable.............................          159,608           140,774           20,180           36,905
Service fees payable (Pilot Administration Shares)......           47,848            51,958            2,603            3,040
Service fees payable (Pilot Investor Shares)............           75,475            19,493            6,562              427
Custodian fees payable..................................           16,008             7,478            2,237           16,458
Payable to brokers for investments purchased............      434,126,428                --               --        8,044,700
Dividends payable.......................................        5,625,016         5,428,487          403,935        1,017,754
Other accrued expenses..................................           70,647           153,452           55,781           63,525
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES.......................................      440,337,308         5,994,191          527,933        9,249,830
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS..............................................   $1,693,335,630    $1,610,586,157    $ 213,015,818    $ 391,234,447
-----------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($0.001 PAR VALUE, UNLIMITED NUMBER
  OF SHARES AUTHORIZED):
Pilot Shares............................................    1,299,257,989     1,318,714,071      183,782,475      375,748,990
Pilot Administration Shares.............................      216,392,754       241,953,456       13,500,641       14,549,406
Pilot Investor Shares...................................      177,903,259        49,847,391       15,744,033          906,905
-----------------------------------------------------------------------------------------------------------------------------
TOTAL SHARES OUTSTANDING................................    1,693,554,002     1,610,514,918      213,027,149      391,205,301
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Price per
  Share.................................................            $1.00             $1.00            $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par...................   $    1,693,554    $    1,610,515    $     213,027    $     391,205
Additional paid-in capital..............................    1,691,860,481     1,608,842,012      212,616,014      390,769,608
Undistributed (distributions in excess of) net
  investment income.....................................          (87,358)          276,000          201,785           41,741
Accumulated undistributed net realized gains (losses)
  from investment transactions..........................         (131,047)         (142,370)         (15,008)          31,893
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, AUGUST 31, 1996.............................   $1,693,335,630    $1,610,586,157    $ 213,015,818    $ 391,234,447
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the year ended August 31, 1996
--------------------------------------------------------------------------------

                                                        SHORT-TERM                      MISSOURI       SHORT-TERM
                                                           U.S.         SHORT-TERM     SHORT-TERM      TAX-EXEMPT
                                                         TREASURY      DIVERSIFIED     TAX-EXEMPT     DIVERSIFIED
                                                           FUND        ASSETS FUND        FUND            FUND
                                                       ------------    ------------    -----------    ------------
INVESTMENT INCOME:
Interest............................................   $ 93,046,517    $ 81,049,659    $ 8,356,213    $ 14,242,722
------------------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees.......................................      2,552,746       2,174,296        466,582         787,503
Administration fees.................................      1,880,792       1,598,802        257,068         433,805
Administration Service Fees (Pilot Administration
  Shares)...........................................        535,662         579,043         25,994          33,990
Investor Service Fees (Pilot Investor Shares).......        799,775         199,056         64,299             968
Accounting fees.....................................         64,990          56,629         11,228          16,541
Audit fees..........................................         84,507          65,571         51,960          82,838
Transfer agent fees and expenses....................          6,708          10,102          4,794           5,559
Custodian fees and expenses.........................        123,260         105,065         75,653          41,906
Registration fees...................................        116,909         105,018         47,375          41,386
Amortization of organization expenses...............          6,773          42,551         38,714          18,300
Legal fees..........................................         76,704          86,599         11,799          19,140
Trustees' fees......................................         58,348          70,361          7,751          16,607
Reports to shareholders.............................         31,726          27,545          4,277           7,343
Other expenses......................................        204,731          67,191         13,762         122,656
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES......................................      6,543,631       5,187,829      1,081,256       1,628,542
------------------------------------------------------------------------------------------------------------------
Less fee waived by advisor..........................       (656,963)       (518,392)            --        (145,549)
------------------------------------------------------------------------------------------------------------------
NET EXPENSES........................................      5,886,668       4,669,437      1,081,256       1,482,993
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...............................     87,159,849      76,380,222      7,274,957      12,759,729
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) FROM INVESTMENTS........        (72,161)         (7,389)        25,794          59,395
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $ 87,087,688    $ 76,372,833    $ 7,300,751    $ 12,819,124
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 SHORT-TERM                            SHORT-TERM
                                                             U.S. TREASURY FUND                 DIVERSIFIED ASSETS FUND
                                                     ----------------------------------    ----------------------------------
                                                         FOR THE            FOR THE            FOR THE            FOR THE
                                                       YEAR ENDED         YEAR ENDED       THE YEAR ENDED       YEAR ENDED
                                                     AUGUST 31, 1996    AUGUST 31, 1995    AUGUST 31, 1996    AUGUST 31, 1995
                                                     ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income.........................   $    87,159,849    $    64,324,193    $    76,380,222    $    72,518,156
    Net realized gains (losses) from investment
      transactions................................           (72,161)           (99,326)            (7,389)          (126,776)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations......................................        87,087,688         64,224,867         76,372,833         72,391,380
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
  income:
    Pilot Shares..................................       (68,912,660)       (50,061,109)       (62,678,596)       (56,135,624)
    Pilot Administration Shares...................       (10,651,264)        (7,236,770)       (11,779,432)       (14,769,836)
    Pilot Investor Shares.........................        (7,507,828)        (7,049,513)        (1,922,216)        (1,730,773)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net
  investment income...............................       (87,071,752)       (64,347,392)       (76,380,244)       (72,636,233)
-----------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
    Pilot Shares..................................           (69,139)                --                 --                 --
    Pilot Administration Shares...................           (10,686)                --                 --                 --
    Pilot Investor Shares.........................            (7,533)                --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions in excess of net investment
  income..........................................           (87,358)                --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
Portfolio share transactions:
    Proceeds from shares issued...................     9,878,532,918      7,633,890,413      5,663,449,795      6,079,682,781
    Dividends reinvested..........................        18,323,119         12,508,935         13,444,984         13,612,333
    Cost of shares redeemed.......................    (9,741,562,840)    (7,206,228,934)    (5,388,561,055)    (5,969,699,418)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  Portfolio share transactions....................       155,293,197        440,170,414        288,333,724        123,595,696
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease).........................       155,221,775        440,047,889        288,326,313        123,350,843
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period...............................     1,538,113,855      1,098,065,966      1,322,259,844      1,198,909,001
-----------------------------------------------------------------------------------------------------------------------------
End of period(a)..................................   $ 1,693,335,630    $ 1,538,113,855    $ 1,610,586,157    $ 1,322,259,844
-----------------------------------------------------------------------------------------------------------------------------

(a) Includes undistributed (distributions in excess of) net investment income of ($87,358), $6, $276,000, $0, $201,785, $0, $41,741 and $0, respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

              MISSOURI SHORT-TERM                             SHORT-TERM
                TAX-EXEMPT FUND                       TAX-EXEMPT DIVERSIFIED FUND
    ---------------------------------------     ---------------------------------------
         FOR THE               FOR THE               FOR THE               FOR THE
       YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
     AUGUST 31, 1996       AUGUST 31, 1995       AUGUST 31, 1996       AUGUST 31, 1995
    -----------------     -----------------     -----------------     -----------------
      $   7,274,957        $      8,685,370       $  12,759,729         $    14,249,567
             25,794                 (26,998)             59,395                 (17,838)
    -----------------------------------------------------------------------------------
          7,300,751               8,658,372          12,819,124              14,231,729
    -----------------------------------------------------------------------------------
         (6,637,519)             (8,297,281)        (12,351,930)            (13,962,657)
           (297,782)                (89,381)           (405,583)               (287,100)
           (339,651)               (299,924)             (4,963)                    (98)
    -----------------------------------------------------------------------------------
         (7,274,952)             (8,686,586)        (12,762,476)            (14,249,855)
    -----------------------------------------------------------------------------------
                 --                      --                  --                      --
                 --                      --                  --                      --
                 --                      --                  --                      --
    -----------------------------------------------------------------------------------
                 --                      --                  --                      --
    -----------------------------------------------------------------------------------
        573,611,650           1,021,732,285         497,372,489             601,226,465
          2,239,269               2,892,628             442,282                 262,723
       (589,471,487)         (1,047,146,227)       (518,867,826)           (580,327,778)
    -----------------------------------------------------------------------------------
        (13,620,568)            (22,521,314)        (21,053,055)             21,161,410
    -----------------------------------------------------------------------------------
        (13,594,769)            (22,549,528)        (20,996,407)             21,143,284
    -----------------------------------------------------------------------------------
        226,610,587             249,160,115         412,230,854             391,087,570
    -----------------------------------------------------------------------------------
      $ 213,015,818        $    226,610,587       $ 391,234,447         $   412,230,854
    -----------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
August 31, 1996
----------------------------------------------------------
----------------------------------------------------------

1. GENERAL

The Pilot Short-Term U.S. Treasury Fund, the Pilot Short-Term Diversified Assets Fund, the Pilot Missouri Short-Term Tax-Exempt Fund, and the Pilot Short-Term Tax-Exempt Diversified Fund are separate money market portfolios (individually, a "Portfolio"; collectively, the "Portfolios") of The Pilot Funds (the "Fund"). The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. All of the Portfolios are diversified except for the Missouri Short-Term Tax-Exempt Fund. Shares of the Fund are offered exclusively to customers of Boatmen's Trust Company ("Boatmen's"), its affiliates and to customers of other participating service organizations. The Fund currently offers twelve Portfolios. The accompanying financial statements are those of the four Portfolios only.

The Portfolios each offer three classes of shares: Pilot Shares, Pilot Administration Shares and Pilot Investor Shares. Each class of shares is substantially the same, except that Pilot Administration Shares bear the fees payable under the Portfolios' Administration Plan, and Pilot Investor Shares bear the fees payable under the Portfolios' Service Plan.

The Fund entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") with FUNDS IV Trust ("FUNDS IV"), a Massachusetts business trust. The agreement contemplates that each of six investment portfolios of FUNDS IV will transfer substantially all of the assets and liabilities of FUNDS IV to a corresponding Portfolio of the Fund. The Board of Trustees of FUNDS IV and the FUNDS IV shareholders, at a special shareholder meeting held September 17, 1996, each approved the Reorganization Agreement which became effective October 21, 1996. Pursuant to the Reorganization Agreement, the Cash Reserve Money Market Fund of FUNDS IV transferred substantially all of its assets and liabilities to the Short-Term Diversified Assets Fund in exchange for Pilot Shares of such Portfolio.

The Short-Term U.S. Treasury Fund and Short-Term Diversified Assets fund seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high-quality money market instruments. The Missouri Short-Term Tax-Exempt Fund and Short-Term Tax-Exempt Diversified Fund seek as high a level of current income which is exempt from federal income tax as is consistent with the preservation of capital.

Boatmen's serves as the Fund's investment adviser and custodian. BISYS Fund Services Limited Partnership ("BISYS") serves as the Fund's administrator and Pilot Funds Distributor Inc. (the "Distributor"), an affiliate of BISYS, serves as the distributor of the Fund's shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuation

The Portfolios use the amortized cost method for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. In addition, the Portfolios may not (a) purchase

----------------------------------------------------------
----------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

August 31, 1996
----------------------------------------------------------
----------------------------------------------------------

any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average maturity which exceeds 90 days.

B. Repurchase Agreements

The custodian for the Portfolios and other banks acting in a subcustodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, is not less than 102% of the repurchase price, including accrued interest. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

C. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Interest income, including accretion of discounts and amortization of premiums on investments, is accrued daily. Investment income of each Portfolio is allocated to the separate classes of shares based upon their relative net assets.

D. Dividends to Shareholders

Dividends are declared daily to shareholders of record at the close of business on the day of declaration and paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Portfolio can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Portfolios on the ex-dividend date.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, which affect shareholder distributions, have been reclassified among the components of net assets.

E. Federal Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

Amortized cost of investments is substantially the same for federal income tax purposes and financial reporting purposes.

F. Organizational Expenses

Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and were amortized using the straight-line method over a period not to exceed five years from the commencement of the public offering of shares of the Portfolios. As of August 31, 1996, organization costs have been fully amortized.

G. Expenses

Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative net assets. The expenses of each Portfolio (other than expenses incurred pursuant to the Administration and Service Plans) are allocated to the separate classes of shares based upon their relative net assets.

----------------------------------------------------------
----------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

August 31, 1996
----------------------------------------------------------
----------------------------------------------------------

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

A. Advisory Agreements

Boatmen's is the investment adviser for each Portfolio pursuant to separate Investment Advisory Agreements and is responsible for managing the investment operations of the Portfolios. For its services, Boatmen's is entitled to a fee, accrued daily and paid monthly, at an annual rate equal to 0.15% of the average daily net assets of each of the Short-Term U.S. Treasury Fund and the Short-Term Diversified Assets Fund and 0.20% of the average daily net assets of each of the Missouri Short-Term Tax-Exempt Fund and the Short-Term Tax-Exempt Diversified Fund.

Boatmen's voluntarily waived 0.05% from its contractual fee rates for the Short-Term U.S. Treasury Fund, the Short-Term Diversified Assets, and the Short-Term Tax-Exempt Diversified Assets Fund, based on each Portfolios average daily net assets on an annualized basis, for each such Portfolio for the period July 1, 1995 until January 1, 1996, and 0.03% from its contractual fee rates, based on each Portfolios average daily net assets on an annualized basis, for the period January 1, 1996 until July 1, 1996. For the year ended August 31, 1996 Boatmen's waived fees in the following amounts:

Short-Term U.S. Treasury Fund...................   $ 656,963
Short-Term Diversified Assets Fund..............     518,392
Short-Term Tax-Exempt Diversified Fund..........     145,549

B. Administration Agreement

The Portfolios have entered into an Administration Agreement with BISYS. Pursuant to the terms of this agreement, BISYS is responsible for assisting in all aspects of the operations of each of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.115% of the first $1.5 billion of the aggregate average daily net assets of all of the portfolios constituting the Fund, plus 0.11% of the next $1.5 billion of such net assets, plus 0.1075% of such net assets in excess of $3.0 billion.

C. Administration and Investor Plans

The Fund has adopted Administration and Investor Plans which allow for Pilot Administration Shares and Pilot Investor Shares, respectively, to compensate service organizations, which may include Boatmen's, BISYS and their affiliates for providing varying levels of account administration and shareholder liaison services to customers who are beneficial owners of such shares. The Administration and Investor Plans provide for compensation to the service organizations in an amount up to 0.25% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares. During the year ended August 31, 1996, affiliates of the Fund received the following fees pursuant to the Administration and Investor Plans:

                                    ADMINISTRATION    INVESTOR
              FUND                       PLAN           PLAN
---------------------------------   --------------    --------
Short-Term U.S. Treasury Fund....      $535,662       $799,775
Short-Term Diversified Assets
  Fund...........................       579,043        199,056
Missouri Short-Term Tax-Exempt
  Fund...........................        25,994         64,299
Short-Term Tax-Exempt Diversified
  Fund...........................        33,990            968

D. Distribution Agreement

The Distributor does not receive a fee under its Distribution Agreement.

E. Transfer Agent Agreement

BISYS Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc. is the transfer agent for all classes of the Portfolios. BISYS does not receive a fee for the transfer agent services provided.

F. Custodian Agreement

Boatmen's is the custodian responsible for holding the investments purchased by the Portfolios. In connection with the Custodian Agreement with Boatmen's, the Portfolios incurred expenses of approximately $55,000. Prior to

----------------------------------------------------------
----------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

August 31, 1996
----------------------------------------------------------
----------------------------------------------------------

May 6, 1996, State Street Bank & Trust served the Portfolios as custodian.

G. Fund Accounting Agreement

BISYS is the fund accounting agent for all of the Portfolios. Pursuant to the terms of the Fund Accounting Agreement, BISYS is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.012% of average daily net assets. The fee will not exceed, on an annual basis, $200,000 per Portfolio.

4. PORTFOLIO SHARE TRANSACTIONS

Transactions in shares of the Portfolios are as follows (000 omitted) (at $1.00 per share):

PILOT SHORT-TERM U.S. TREASURY FUND

                                   YEAR ENDED    YEAR ENDED
                                   AUGUST 31,    AUGUST 31,
                                      1996          1995
                                   ----------    ----------
Pilot Shares:
    Proceeds from shares
      issued.....................  2,810,597     2,313,451
    Dividends reinvested.........        150           151
    Cost of shares redeemed...... (2,703,045)   (1,965,257)
                                   ----------    ----------
Change in net assets from Pilot
  share transactions.............    107,702       348,345
                                   ==========    ==========
Pilot Administration Shares:
    Proceeds from shares
      issued.....................  4,452,376     2,834,858
    Dividends reinvested.........     10,146         5,415
    Cost of shares redeemed...... (4,461,741)   (2,723,506)
                                   ----------    ----------
Change in net assets from Pilot
  Administration share
  transactions...................        781       116,767
                                   ==========    ==========
Pilot Investor Shares:
    Proceeds from shares
      issued.....................  2,615,560     2,485,581
    Dividends reinvested.........      8,027         6,943
    Cost of shares redeemed...... (2,576,777)   (2,517,466)
                                   ----------    ----------
Change in net assets from Pilot
  Investor share transactions....     46,810       (24,942)
                                   ==========    ==========

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND

                                    YEAR ENDED    YEAR ENDED
                                    AUGUST 31,    AUGUST 31,
                                       1996          1995
                                    ----------    ----------
Pilot Shares:
    Proceeds from shares issued...   1,876,383     1,554,497
    Dividends reinvested..........         119           152
    Cost of shares redeemed.......  (1,614,354)   (1,355,685)
                                    ----------    ----------
Change in net assets from Pilot
  share transactions..............     262,148       198,964
                                    ==========    ==========
Pilot Administration Shares:
    Proceeds from shares issued...   3,150,340     3,925,718
    Dividends reinvested..........      11,279        11,755
    Cost of shares redeemed.......  (3,151,335)   (4,008,968)
                                    ----------    ----------
Change in net assets from Pilot
  Administration share
  transactions....................      10,284       (71,495)
                                    ==========    ==========
Pilot Investor Shares:
    Proceeds from shares issued...     636,727       599,468
    Dividends reinvested..........       2,047         1,705
    Cost of shares redeemed.......    (622,872)     (605,046)
                                    ----------    ----------
Change in net assets from Pilot
  Investor share transactions.....      15,902        (3,873)
                                    ==========    ==========

----------------------------------------------------------
----------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

August 31, 1996
----------------------------------------------------------
----------------------------------------------------------

PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND

                                      YEAR ENDED    YEAR ENDED
                                      AUGUST 31,    AUGUST 31,
                                         1996          1995
                                      ----------    ----------
Pilot Shares:
    Proceeds from shares issued.....    348,043       839,422
    Dividends reinvested............      1,563         2,540
    Cost of shares redeemed.........   (376,691)     (870,898)
                                      ----------    ----------
Change in net assets from Pilot
  share transactions................    (27,085)      (28,936)
                                      ==========    ==========
Pilot Administration Shares:
    Proceeds from shares issued.....    140,954        62,333
    Dividends reinvested............        310            69
    Cost of shares redeemed.........   (132,319)      (57,846)
                                      ----------    ----------
Change in net assets from Pilot
  Administration share
  transactions......................      8,945         8,915
                                      ==========    ==========
Pilot Investor Shares:
    Proceeds from shares issued.....     84,615       119,978
    Dividends reinvested............        366           283
    Cost of shares redeemed.........    (80,461)     (118,402)
                                      ----------    ----------
Change in net assets from Pilot
  Investor share transactions.......      4,520         1,859
                                      ==========    ==========

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED ASSETS FUND

                                      YEAR ENDED    YEAR ENDED
                                      AUGUST 31,    AUGUST 31,
                                         1996          1995
                                      ----------    ----------
Pilot Shares:
    Proceeds from shares issued.....    482,524       504,042
    Dividends reinvested............         --            --
    Cost of shares redeemed.........   (504,585)     (494,289)
                                       --------      --------
Change in net assets from Pilot
  share transactions................    (22,061)        9,753
                                       ========      ========
Pilot Administration Shares:
    Proceeds from shares issued.....     13,384        97,179
    Dividends reinvested............        438           263
    Cost of shares redeemed.........    (13,716)      (86,039)
                                       --------      --------
Change in net assets from Pilot
  Administration share
  transactions......................        106        11,403
                                       ========      ========
Pilot Investor Shares:
    Proceeds from shares issued.....      1,465             5
    Dividends reinvested............          4            --
    Cost of shares redeemed.........       (567)           --
                                       --------      --------
Change in net assets from Pilot
  Investor share transactions.......        902             5
                                       ========      ========

5. FEDERAL INCOME TAX INFORMATION

At August 31, 1996, the Portfolios had the following capital loss carryforwards which are available to offset future capital gains, if any (000 omitted):

                                           AMOUNT     EXPIRES
                                          --------    -------
Short-Term U.S. Treasury Fund...........  $ 16,306      2002
Short-Term U.S. Treasury Fund...........    26,323      2003
Short-Term U.S. Treasury Fund...........    88,418      2004
Short-Term Diversified Assets Fund......   131,029      2003
Short-Term Diversified Assets Fund......    11,341      2004
Missouri Short-Term Tax-Exempt Fund.....    15,008      2003

6. EXEMPT-INTEREST INCOME DESIGNATIONS
     (UNAUDITED):

The Missouri Short-Term Tax-Exempt Fund and Short-Term Tax-Exempt Diversified Fund designate exempt-interest dividends paid for the taxable period January 1, 1996 to August 31, 1996 of approximately $4,075,360 and $6,889,538, respectively.

----------------------------------------------------------
----------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PILOT SHORT-TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    YEAR ENDED AUGUST 31, 1996                  YEAR ENDED AUGUST 31, 1995
                                             ----------------------------------------    ----------------------------------------
                                               PILOT       ADMINISTRATION    INVESTOR      PILOT       ADMINISTRATION    INVESTOR
                                               SHARES          SHARES         SHARES       SHARES          SHARES         SHARES
                                             ----------    --------------    --------    ----------    --------------    --------
Net Asset Value, Beginning of Period........ $   1.0000       $ 1.0000       $ 1.0000    $   1.0000       $ 1.0000       $ 1.0000
                                             ----------       --------       --------    ----------       --------       --------
Investment Activities
    Net investment income...................     0.0522         0.0497         0.0472        0.0534         0.0509         0.0484
    Net realized gains from investment
      transactions..........................         --             --             --            --             --             --
                                             ----------       --------       --------    ----------       --------       --------
    Total from Investment Activities........     0.0522         0.0497         0.0472        0.0534         0.0509         0.0484
Distributions to shareholders from net
  investment income.........................    (0.0522)       (0.0497)       (0.0472)      (0.0534)       (0.0509)       (0.0484)
                                             ----------       --------       --------    ----------       --------       --------
Net Asset Value, End of Period.............. $   1.0000       $ 1.0000       $ 1.0000    $   1.0000       $ 1.0000       $ 1.0000
                                             ==========       ========       ========    ==========       ========       ========
Total Return(c).............................       5.35%          5.08%          4.82%         5.47%          5.21%          4.94%
Ratios/Supplemental Data:
    Net Assets at end of period (000)....... $1,299,086       $216,368       $177,882    $1,191,447       $215,593       $131,074
    Ratio of expenses to average net
      assets(d).............................       0.27%          0.52%          0.77%         0.23%          0.48%          0.73%
    Ratio of net investment income
      to average net assets(d)..............       5.22%          4.96%          4.70%         5.36%          5.12%          4.82%
    Ratio of expenses to average net
      assets assuming no waiver or expense
      reimbursement(d)......................       0.31%          0.56%          0.81%         0.24%          0.49%          0.74%
    Ratio of net investment income to
      average net assets assuming no waiver
      or expense reimbursement(d)...........       5.18%          4.92%          4.66%         5.35%          5.11%          4.81%

---------------

(a) Pilot Investor Shares commenced offering during July 1992.
(b) Prior to June 1, 1994, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Total return would have been lower had certain expenses not been reduced during the periods presented and is not annualized.
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

        YEAR ENDED AUGUST 31, 1994(B)              YEAR ENDED AUGUST 31, 1993(B)              YEAR ENDED AUGUST 31, 1992(B)
    --------------------------------------     --------------------------------------     --------------------------------------
     PILOT      ADMINISTRATION    INVESTOR      PILOT      ADMINISTRATION    INVESTOR      PILOT      ADMINISTRATION    INVESTOR
     SHARES         SHARES         SHARES       SHARES         SHARES         SHARES       SHARES         SHARES        SHARES(A)
    --------    --------------    --------     --------    --------------    --------     --------    --------------    --------
    $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000       $ 1.0000
    --------        -------       --------     --------        -------       --------     --------        -------       --------
      0.0334         0.0309         0.0284       0.0294         0.0269         0.0244       0.0400         0.0362         0.0048
      0.0002         0.0002         0.0002       0.0006         0.0006         0.0006       0.0014         0.0016         0.0002
    --------        -------       --------     --------        -------       --------     --------        -------       --------
      0.0336         0.0311         0.0286       0.0300         0.0275         0.0250       0.0414         0.0378         0.0050
     (0.0336)       (0.0311)       (0.0286)     (0.0300)       (0.0275)       (0.0250)     (0.0414)       (0.0378)       (0.0050)
    --------        -------       --------     --------        -------       --------     --------        -------       --------
    $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000       $ 1.0000
    ========        =======       ========     ========        =======       ========     ========        =======       ========
        3.40%          3.15%          2.90%        3.04%          2.79%          2.53%        4.30%          4.04%          2.92%(e)
    $843,111       $ 98,823       $156,132     $942,109       $ 65,570       $193,764     $887,321       $ 91,152       $212,920
        0.16%          0.41%          0.66%        0.14%          0.39%          0.64%        0.24%          0.49%          0.71%(e)
        3.34%          3.09%          2.84%        2.94%          2.69%          2.44%        4.00%          3.62%          2.83%(e)
        0.28%          0.53%          0.78%        0.30%          0.55%          0.80%        0.30%          0.56%          0.81%(e)
        3.24%          2.99%          2.74%        2.78%          2.53%          2.28%        3.94%          3.55%          2.73%(e)

--------------------------------------------------------------------------------

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                YEAR ENDED AUGUST 31, 1996                  YEAR ENDED AUGUST 31, 1995
                                         ----------------------------------------    ----------------------------------------
                                           PILOT       ADMINISTRATION    INVESTOR      PILOT       ADMINISTRATION    INVESTOR
                                           SHARES          SHARES         SHARES       SHARES          SHARES         SHARES
                                         ----------    --------------    --------    ----------    --------------    --------
Net Asset Value, Beginning of
  Period..............................   $   1.0000       $ 1.0000       $ 1.0000    $   1.0000       $ 1.0000       $ 1.0000
                                         ----------       --------       --------    ----------       --------       --------
Investment Activities
    Net investment income.............       0.0534         0.0509         0.0484        0.0554         0.0529         0.0504
    Net realized gains from investment
      transactions....................           --             --             --            --             --             --
                                         ----------       --------       --------    ----------       --------       --------
    Total from Investment
      Activities......................       0.0534         0.0509         0.0484        0.0554         0.0529         0.0504
Distributions to shareholders from net
  investment income...................      (0.0534)       (0.0509)       (0.0484)      (0.0554)       (0.0529)       (0.0504)
                                         ----------       --------       --------    ----------       --------       --------
Net Asset Value, End of Period........   $   1.0000       $ 1.0000       $ 1.0000    $   1.0000       $ 1.0000       $ 1.0000
                                         ==========       ========       ========    ==========       ========       ========
Total Return(c).......................         5.47%          5.21%          4.95%         5.68%          5.42%          5.15%
Ratios/Supplemental Data:
    Net Assets at end of period
      (000)...........................   $1,318,767       $241,970       $ 49,849    $1,056,624       $231,688       $ 33,948
    Ratio of expenses to average net
      assets(d).......................         0.27%          0.52%          0.77%         0.23%          0.48%          0.73%
    Ratio of net investment income to
      average net assets(d)...........         5.33%          5.07%          4.83%         5.56%          5.22%          5.00%
    Ratio of expenses to average net
      assets assuming no waiver or
      expense reimbursement(d)........         0.31%          0.56%          0.81%         0.24%          0.49%          0.74%
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense
      reimbursement(d)                         5.29%          5.03%          4.79%         5.55%          5.21%          4.99%

---------------

(a) Pilot Investor Shares commenced offering during July 1992.
(b) Prior to June 1, 1994, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Total return would have been lower had certain expenses not been reduced during the periods presented and is not annualized.
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

    YEAR ENDED AUGUST 31, 1994(B)               YEAR ENDED AUGUST 31, 1993(B)                YEAR ENDED AUGUST 31, 1992(B)
--------------------------------------     ----------------------------------------     ----------------------------------------
 PILOT      ADMINISTRATION    INVESTOR       PILOT       ADMINISTRATION    INVESTOR       PILOT       ADMINISTRATION    INVESTOR
 SHARES         SHARES         SHARES        SHARES          SHARES         SHARES        SHARES          SHARES        SHARES(A)
--------    --------------    --------     ----------    --------------    --------     ----------    --------------    --------
$ 1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000       $ 1.0000
--------       --------       --------     ----------       --------       --------       --------       --------       --------
  0.0353         0.0328         0.0303         0.0325         0.0298         0.0273         0.0452         0.0396         0.0043
  0.0001         0.0001         0.0001         0.0001         0.0001         0.0001             --         0.0001             --
--------       --------       --------     ----------       --------       --------       --------       --------       --------
  0.0354         0.0329         0.0304         0.0326         0.0299         0.0274         0.0452         0.0397         0.0043
 (0.0354)       (0.0329)       (0.0304)       (0.0326)       (0.0299)       (0.0274)       (0.0452)       (0.0397)       (0.0043)
--------       --------       --------     ----------       --------       --------       --------       --------       --------
$ 1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000       $ 1.0000     $   1.0000       $ 1.0000       $ 1.0000
========       ========       ========     ==========       ========       ========       ========       ========       ========
    3.60%          3.35%          3.10%          3.29%          3.04%          2.78%          4.68%          4.42%          3.24%(e)
$857,795       $303,288       $ 37,896     $1,293,667       $378,262       $ 36,814     $1,939,568       $271,606       $ 27,880
    0.15%          0.40%          0.65%          0.12%          0.37%          0.62%          0.12%          0.37%          0.62%(e)
    3.53%          3.28%          3.03%          3.25%          2.98%          2.74%          4.52%          3.95%          3.14%(e)
    0.29%          0.54%          0.79%          0.29%          0.54%          0.79%          0.29%          0.54%          0.80%(e)
    3.40%          3.15%          2.90%          3.08%          2.81%          2.57%          4.35%          3.78%          2.96%(e)

PILOT MISSOURI SHORT-TERM U.S. TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                   YEAR ENDED AUGUST 31, 1996              YEAR ENDED AUGUST 31, 1995(B)
                                             --------------------------------------    --------------------------------------
                                              PILOT      ADMINISTRATION    INVESTOR     PILOT      ADMINISTRATION    INVESTOR
                                              SHARES         SHARES         SHARES      SHARES         SHARES         SHARES
                                             --------    --------------    --------    --------    --------------    --------
Net Asset Value, Beginning of Period......   $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000       $ 1.0000       $ 1.0000
                                                                           ----------
                                                                                  -
                                             ------------
                                                          ----------                   --------       --------       --------
Investment Activities
    Net investment income.................     0.0318         0.0292         0.0267      0.0332         0.0300         0.0282
    Net realized gains from investment
      transactions........................         --             --             --          --             --             --
                                                                           ----------
                                                                                  -
                                             ------------
                                                          ----------                   --------       --------       --------
    Total from Investment Activities......     0.0318         0.0292         0.0267      0.0332         0.0300         0.0282
Distributions to shareholders from net
  investment income.......................    (0.0318)       (0.0292)       (0.0267)    (0.0332)       (0.0300)       (0.0282)
                                                                           ----------
                                                                                  -
                                             ------------
                                                          ----------                   --------       --------       --------
Net Asset Value, End of Period............   $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000       $ 1.0000       $ 1.0000
                                             ============  ==========      =========== ========       ========       ========
Total Return(c)...........................       3.22%          2.96%          2.70%       3.37%          3.05%          2.86%
Ratios/Supplemental Data:
    Net Assets at end of period (000).....   $183,772       $ 13,501       $ 15,743    $210,834       $  4,555       $ 11,222
    Ratio of expenses to average net
      assets(d)                                  0.43%          0.68%          0.93%       0.44%          0.69%          0.94%
    Ratio of net investment income to
      average net assets(d)...............       3.17%          2.87%          2.65%       3.31%          3.06%          2.83%
    Ratio of expenses to average net
      assets assuming no waiver or expense
      reimbursement(d)....................       0.43%          0.68%          0.93%       0.44%          0.69%          0.94%
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense reimbursement(d)         3.17%          2.87%          2.65%       3.31%          3.06%          2.83%

---------------

(a) Pilot Investor Shares commenced offering during July 1992.
(b) Prior to July 1, 1995, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Total return would have been lower had certain expenses not been reduced during the periods presented and is not annualized.
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.
(f) Pilot Administration Shares commenced offering during March of 1994.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MISSOURI SHORT-TERM U.S. TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

                                                           YEAR ENDED                   YEAR ENDED
           YEAR ENDED AUGUST 31, 1994(B)               AUGUST 31, 1993(B)           AUGUST 31, 1992(B)
    --------------------------------------------     -----------------------     ------------------------
     PILOT         ADMINISTRATION       INVESTOR      PILOT         INVESTOR      PILOT         INVESTOR
     SHARES          SHARES(F)           SHARES       SHARES         SHARES       SHARES        SHARES(A)
    --------       --------------       --------     --------       --------     --------       ---------
    $ 1.0000          $ 1.0000          $ 1.0000     $ 1.0000       $ 1.0000     $ 1.0000       $  1.0000
    --------          --------          --------     --------       --------     --------        --------
      0.0220            0.0103            0.0170       0.0221         0.0172       0.0325          0.0030
          --                --                --           --             --      (0.0001)             --
    --------          --------          --------     --------       --------     --------        --------
      0.0220            0.0103            0.0170       0.0221         0.0172       0.0324          0.0030
     (0.0220)          (0.0103)          (0.0170)     (0.0221)       (0.0172)     (0.0324)        (0.0030)
    --------          --------          --------     --------       --------     --------        --------
    $ 1.0000          $ 1.0000          $ 1.0000     $ 1.0000       $ 1.0000     $ 1.0000       $  1.0000
    ========          ========          ========     ========       ========     ========        ========
        2.23%             2.04%(e)          1.73%        2.24%          1.73%        3.29%           1.74%(e)
    $239,796          $     --          $  9,364     $228,075       $  7,819     $202,304       $  10,696
        0.37%             0.67%(e)          0.87%        0.36%          0.86%        0.37%           0.87%(e)
        2.20%             2.03%(e)          1.70%        2.21%          1.71%        3.24%           1.75%(e)
        0.37%             0.67%(e)          0.87%        0.36%          0.86%        0.37%           0.87%(e)
        2.20%             2.03%(e)          1.70%        2.21%          1.71%        3.24%           1.75%(e)

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                          YEAR ENDED                                 YEAR ENDED
                                                       AUGUST 31, 1996                           AUGUST 31, 1995(B)
                                            --------------------------------------     ---------------------------------------
                                             PILOT      ADMINISTRATION    INVESTOR      PILOT      ADMINISTRATION    INVESTOR
                                             SHARES         SHARES         SHARES       SHARES         SHARES        SHARES(A)
                                            --------    --------------    --------     --------    --------------    ---------
Net Asset Value, Beginning of Period.....   $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000       $  1.0000
                                            --------       --------       --------     --------       --------        --------
Investment Activities
    Net investment income................     0.0326         0.0301         0.0276       0.0353         0.0328          0.0195
    Net realized gains from investment
      transactions.......................         --             --             --           --             --              --
                                            --------       --------       --------     --------       --------        --------
    Total from Investment Activities.....     0.0326         0.0301         0.0276       0.0353         0.0328          0.0195
Distributions to shareholders from net
  investment income......................    (0.0326)       (0.0301)       (0.0276)     (0.0353)       (0.0328)        (0.0195)
                                            --------       --------       --------     --------       --------        --------
Net Asset Value, End of Period...........   $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000       $  1.0000
                                            ========       ========       ========     ========       ========        ========
Total Return(c)..........................       3.31%          3.05%          2.79%        3.59%          3.33%           1.96%
Ratios/Supplemental Data:
    Net Assets at end of period (000)....   $375,777       $ 14,550       $    907     $397,783       $ 14,443       $       5
    Ratio of expenses to average net
      assets(d)..........................       0.37%          0.62%          0.87%        0.28%          0.53%           0.78%(e)
    Ratio of net investment income to
      average net assets(d)..............       3.26%          2.97%          2.56%        3.54%          3.36%           3.15%(e)
    Ratio of expenses to average net
      assets assuming no waiver or
      expense reimbursement(d)                  0.41%          0.66%          0.91%        0.29%          0.54%           0.79%(e)
    Ratio of net investment income to
      average net assets assuming no
      waiver or expense reimbursement(d)        3.22%          2.93%          2.52%        3.53%          3.35%           3.14%(e)

---------------

(a) Pilot Investor Shares commenced offering during January 1995.
(b) Prior to July 1, 1995, Goldman Sachs Asset Management served the Portfolio as investment adviser.
(c) Total return would have been lower had certain expenses not been reduced during the periods presented and is not annualized.
(d) Does not reflect the fee which may be charged by Boatmen's directly to its customers' accounts at an annual rate not to exceed 0.25% of the average daily balance of Pilot Shares in the customers' accounts.
(e) Annualized.
(f) Pilot Administration Shares commenced offering during September 1993.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

         YEAR ENDED AUGUST 31,           YEAR ENDED
                1994(B)              AUGUST 31, 1993(B)
       --------------------------    ------------------
        PILOT      ADMINISTRATION          PILOT
        SHARES       SHARES(F)             SHARES
       --------    --------------    ------------------
       $ 1.0000       $ 1.0000            $ 1.0000
       --------       --------            --------
         0.0240         0.0208              0.0121
             --             --                  --
       --------       --------            --------
         0.0240         0.0208              0.0121
        (0.0240)       (0.0208)            (0.0121)
       --------       --------            --------
       $ 1.0000       $ 1.0000            $ 1.0000
       ========       ========            ========
           2.43%          2.18%(e)            2.23%(e)
        388,048          3,040             428,843
           0.20%          0.45%(e)            0.15%(e)
           2.40%          2.15%(e)            2.21%(e)
           0.20%          0.45%(e)            0.20%(e)
           2.40%          2.15%(e)            2.16%(e)

--------------------------------------------------------------------------------

Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Trustees of the Pilot Short-Term U.S. Treasury Fund, Pilot Short-Term Diversified Assets Fund, Pilot Missouri Short-Term Tax-Exempt Fund, and Pilot Short-Term Tax-Exempt Diversified Fund of The Pilot Funds:

    We have audited the accompanying statements of assets and liabilities of the Pilot Short-Term U.S. Treasury Fund, Pilot Short-Term Diversified Assets Fund, Pilot Missouri Short-Term Tax-Exempt Fund and Pilot Short-Term Tax-Exempt Diversified Fund (the Pilot Money Market Funds) of The Pilot Funds (a Massachusetts business trust), including the portfolios of investments as of August 31, 1996, and the related statements of operations for the period then ended, and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pilot Money Market Funds as of August 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
October 21, 1996

Financia                 Pilot Short-Term
Direction                U.S. Treasury Fund

[logo]                   Pilot Short-Term
                         Diversified Assets Fund

                         Pilot Missouri
                         Short-Term
                         Tax-Exempt Fund

                         Pilot Short-Term
                         Tax-Exempt
                         Diversified Fund

                Annual Report
              August 31, 1996

               The
               Pilot
               Funds

  NOT    May Lose Value
 FDIC    No Bank Guarantee
INSURED  No Govt. Guarantee

Distributor: Pilot Funds Distributors, Inc. 10/96

PILMMF96ANN
                   BULK RATE
                 U.S. POSTAGE
                     PAID
                 CLEVELAND, OH
                 PERMIT NO. 1